Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000166436 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166436 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166436 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166436 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166436 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166436 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166436 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166436 | Visa
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166436 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166436 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166436 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000166436 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000166436 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000166436 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000166436 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000166436 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000166436 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166436 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166436 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166436 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166438 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166438 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166438 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166438 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166438 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166438 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166438 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166438 | Visa
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166438 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166438 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166438 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000166438 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000166438 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000166438 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000166438 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000166438 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000166438 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166438 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166438 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166438 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.90%